Derivative Financial Instruments - Summary of Fair Value and Notional Amount of Derivatives (Detail) $ in Millions	12 Months Ended
	Mar. 31, 2022 CAD ($) t	Mar. 31, 2021 CAD ($) t
Disclosure of detailed information about financial instruments [line items]
Fair Value Liability	$ 28.8	$ 49.4
Natural Gas [Member]
Disclosure of detailed information about financial instruments [line items]
Fair Value Liability	0.2
Cash flow hedges [member] | Natural Gas [Member]
Disclosure of detailed information about financial instruments [line items]
Fair Value Liability	$ 0.2	$ 0.0
Notional Amounts | t	0	0
Average Price (USD)	0	0
Cash flow hedges [member] | Steel [Member]
Disclosure of detailed information about financial instruments [line items]
Fair Value Liability	$ 28.6	$ 49.4
Notional Amounts | t	90,000	117,000
Average Price (USD)	1,091	728.7